Debt - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2017 EUR (€)	Nov. 01, 2016 USD ($)	Nov. 07, 2006 USD ($)
Debt Instrument [Line Items]
Redemption of senior notes	$ 207,130	$ 271,961	$ 0
Interest paid	40,989	46,417	49,259
Loss on redemption of senior notes	$ (1,566)	(22,203)	$ 0
Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Debt instrument issuance date	Mar. 10, 2010
Face amount of debt instrument	$ 500,000
Stated interest rate of debt instrument	5.50%				5.50%
Maturity date	Jun. 01, 2020
Senior Notes | Notes Issued To Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument	5.50%				5.50%
Maturity date	Jun. 01, 2020
Payment frequency	semi-annually
Senior Notes | Notes Issued By Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument						$ 250,000
Stated interest rate of debt instrument						6.875%
Senior Notes | Notes Issued To Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Redemption of senior notes		272,000
Loss on redemption of senior notes		$ (22,000)
Senior Notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Debt instrument issuance date	Nov. 07, 2006
2016 Euro Senior Notes
Debt Instrument [Line Items]
Debt Issuance Percentage of Fair Value	99.144%
2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | €					€ 750,000
Stated interest rate of debt instrument	1.25%				1.25%
Maturity date	Sep. 15, 2026
Payment frequency	annually
Capital efficient notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 63,384
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Carrying amount at balance sheet date	$ 63,000
Amount of debt extinguished				$ 187,000
Maturity date range start	Dec. 01, 2016
Maturity date range end	Dec. 01, 2066
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | Original Debt Issuance Date [Member]
Debt Instrument [Line Items]
Face amount of debt instrument							$ 250,000
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | June 1, 2007 - December 1, 2016 [Member]
Debt Instrument [Line Items]
Payment frequency	semi-annually
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument	6.44%				6.44%
Payment frequency	quarterly
Date of first required interest payment	Dec. 01, 2016
Interest rate in excess of LIBOR	2.325%
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Face amount of debt instrument							$ 258,000
Maturity date	Dec. 01, 2066
Carrying amount at balance sheet date	$ 71,000
Amount of debt extinguished	$ 187,000
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Reference rate for variable rate interest payments	3-month LIBOR
Optional Payment Deferral Period	10 years
PartnerRe U.S. Corporation [Member]
Debt Instrument [Line Items]
Percentage Ownership	100.00%